UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00749

STONEBRIDGE FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Richard C. Barrett, President

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: May 1, 2012 – July 31, 2012

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS
INSTITUTIONAL SMALL-CAP GROWTH FUND (SBSCX)	July 31, 2012
(Unaudited)

	Shares	Market Value
COMMON STOCKS (99.57%)
BASIC MATERIALS - (3.10%)
Mining (3.10%)
Allied Nevada Gold Corp.**	13,500	$348,975

TOTAL BASIC MATERIALS		348,975

CONSUMER CYCLICAL - (3.37%)
Education Services (3.37%)
Grand Canyon Education, Inc.**	22,751	378,577

TOTAL CONSUMER CYCLICAL		378,577

CONSUMER DISCRETIONARY - (9.22%)
Casinos & Gaming (0.90%)
WMS Industries, Inc.**	5,500	101,035

Consumer Electronics (3.72%)
Harman International Industries, Inc.	10,350	417,622

Education Services (2.57%)
K12, Inc.**	16,000	289,280

Special Consumer Services (2.03%)
Steiner Leisure Ltd.**	5,475	228,308

TOTAL CONSUMER DISCRETIONARY		1,036,245

ENERGY - (10.78%)
Oil & Gas (1.63%)
Carrizo Oil & Gas, Inc.**	7,250	182,772

Oil & Gas - Drilling (1.98%)
Atwood Oceanics, Inc.**	5,000	222,650

Oil & Gas - Exploration/Production (0.99%)
Kodiak Oil & Gas Corp.**	13,350	111,473

Oil & Gas Equipment & Services (2.36%)
Superior Energy Services, Inc.**	12,250	265,458

Oil & Gas Services (3.82%)
CARBO Ceramics, Inc.	2,600	166,868
McDermott International, Inc.**	22,500	263,250

		430,118

TOTAL ENERGY		1,212,471

FINANCIALS - (10.04%)
Asset Management (2.13%)
Waddell & Reed Financial, Inc., Class A	8,250	239,993

	Shares	Market Value
Diversified Financial Services (3.46%)
Higher One Holdings, Inc.**	35,100	$389,259

Investment Bank & Brokerage (2.90%)
FXCM, Inc., Class A	31,000	325,500

Specialized Finance (1.55%)
CBOE Holdings, Inc.	6,100	173,850

TOTAL FINANCIALS		1,128,602

HEALTH CARE - (20.13%)
Health Care - Equipment (1.96%)
Volcano Corp.**	8,350	220,857

Health Care - Managed Care (0.88%)
Accretive Health, Inc.**	7,250	98,455

Health Care - Services (0.98%)
HMS Holdings Corp.**	3,200	110,112

Health Care - Supplies (2.14%)
Merit Medical Systems, Inc.**	17,800	240,478

Health Care - Technology (8.31%)
Allscripts Healthcare Solutions, Inc.**	47,250	434,700
Quality Systems, Inc.	30,900	499,344

		934,044

Life Science Tools (5.86%)
Luminex Corp.**	29,000	496,770
PAREXEL International Corp.**	5,900	162,368

		659,138

TOTAL HEALTH CARE		2,263,084

INDUSTRIALS - (15.08%)
Aerospace/Defense (3.17%)
Hexcel Corp.**	4,750	110,627
Spirit Aerosystems Holdings, Inc., Class A**	10,450	245,575

		356,202

Construction & Engineering (6.07%)
Aegion Corp.**	18,900	328,860
Chicago Bridge & Iron Co. N.V.	9,900	353,826

		682,686

Containers/Glass (3.38%)
Mobile Mini, Inc.**	26,550	380,196

Machinery - Construction & Farming (2.46%)
Titan International, Inc.	13,400	276,978

TOTAL INDUSTRIALS		1,696,062

INFORMATION TECHNOLOGY - (10.99%)
Application Software (2.36%)
Parametric Technology Corp.**	12,300	264,942

	Shares	Market Value
Communications Equipment (3.95%)
Riverbed Technology, Inc.**	25,200	$444,528

IT Consulting & Services (2.40%)
Mistras Group, Inc.**	12,000	269,760

Semiconductors (2.28%)
TriQuint Semiconductor, Inc.**	45,550	256,902

TOTAL INFORMATION TECHNOLOGY		1,236,132

TECHNOLOGY - (16.86%)
Application Software (3.54%)
Kenexa Corp.**	16,700	397,627

Communications Equipment (3.08%)
Acme Packet, Inc.**	21,850	346,322

Electronic Components (3.03%)
DTS, Inc.**	18,250	339,998

Software (2.07%)
Saba Software, Inc.**	27,950	233,103

Telecommunications Equipment (5.14%)
Aruba Networks, Inc.**	26,850	380,733
BroadSoft, Inc.**	8,050	197,627

		578,360

TOTAL TECHNOLOGY		1,895,410

TOTAL COMMON STOCKS (Cost $ 12,067,479)		11,195,558

TOTAL INVESTMENTS (99.57%) (Cost $ 12,067,479)		$11,195,558
OTHER ASSETS IN EXCESS OF LIABILITIES (0.43%)		48,804

NET ASSETS (100.00%)		$11,244,362

** Non Income Producing Security.

Ltd. -   Limited.

N.V. -   Naamloze Vennootschap is the Dutch term for public limited liability corporation.

See Notes to Quarterly Statement of Investments.

STATEMENT OF INVESTMENTS
SMALL-CAP GROWTH FUND (SBAGX)	July 31, 2012
(Unaudited)

	Shares	Market Value
COMMON STOCKS (99.62%)
BASIC MATERIALS - (3.08%)
Mining (3.08%)
Allied Nevada Gold Corp.**	6,000	$155,100

TOTAL BASIC MATERIALS		155,100

CONSUMER CYCLICAL - (3.37%)
Education Services (3.37%)
Grand Canyon Education, Inc.**	10,200	169,728

TOTAL CONSUMER CYCLICAL		169,728

CONSUMER DISCRETIONARY - (9.07%)
Casinos & Gaming (0.91%)
WMS Industries, Inc.**	2,500	45,925

Consumer Electronics (3.65%)
Harman International Industries, Inc.	4,550	183,593

Education Services (2.52%)
K12, Inc.**	7,025	127,012

Special Consumer Services (1.99%)
Steiner Leisure Ltd.**	2,400	100,080

TOTAL CONSUMER DISCRETIONARY		456,610

ENERGY - (10.77%)
Oil & Gas (1.59%)
Carrizo Oil & Gas, Inc.**	3,175	80,042

Oil & Gas - Drilling (1.99%)
Atwood Oceanics, Inc.**	2,250	100,192

Oil & Gas - Exploration/Production (1.00%)
Kodiak Oil & Gas Corp.**	6,000	50,100

Oil & Gas Equipment & Services (2.37%)
Superior Energy Services, Inc.**	5,500	119,185

Oil & Gas Services (3.82%)
CARBO Ceramics, Inc.	1,175	75,412
McDermott International, Inc.**	10,000	117,000

		192,412

TOTAL ENERGY		541,931

FINANCIALS - (10.06%)
Asset Management (2.14%)
Waddell & Reed Financial, Inc., Class A	3,700	107,633

	Shares	Market Value
Diversified Financial Services (3.47%)
Higher One Holdings, Inc.**	15,750	$174,667

Investment Bank & Brokerage (2.90%)
FXCM, Inc., Class A	13,900	145,950

Specialized Finance (1.55%)
CBOE Holdings, Inc.	2,750	78,375

TOTAL FINANCIALS		506,625

HEALTH CARE - (20.31%)
Health Care - Equipment (1.97%)
Volcano Corp.**	3,750	99,188

Health Care - Managed Care (1.00%)
Accretive Health, Inc.**	3,700	50,246

Health Care - Services (0.99%)
HMS Holdings Corp.**	1,450	49,894

Health Care - Supplies (2.15%)
Merit Medical Systems, Inc.**	8,000	108,080

Health Care - Technology (8.33%)
Allscripts Healthcare Solutions, Inc.**	21,000	193,200
Quality Systems, Inc.	14,000	226,240

		419,440

Life Science Tools (5.87%)
Luminex Corp.**	13,000	222,690
PAREXEL International Corp.**	2,650	72,928

		295,618

TOTAL HEALTH CARE		1,022,466

INDUSTRIALS - (15.12%)
Aerospace/Defense (3.19%)
Hexcel Corp.**	2,150	50,074
Spirit Aerosystems Holdings, Inc., Class A**	4,700	110,450

		160,524

Construction & Engineering (6.07%)
Aegion Corp.**	8,475	147,465
Chicago Bridge & Iron Co. N.V.	4,425	158,149

		305,614

Containers/Glass (3.40%)
Mobile Mini, Inc.**	11,950	171,124

Machinery - Construction & Farming (2.46%)
Titan International, Inc.	6,000	124,020

TOTAL INDUSTRIALS		761,282

INFORMATION TECHNOLOGY - (11.01%)
Application Software (2.35%)
Parametric Technology Corp.**	5,500	118,470

	Shares	Market Value
Communications Equipment (3.96%)
Riverbed Technology, Inc.**	11,300	$199,332

IT Consulting & Services (2.41%)
Mistras Group, Inc.**	5,400	121,392

Semiconductors (2.29%)
TriQuint Semiconductor, Inc.**	20,400	115,056

TOTAL INFORMATION TECHNOLOGY		554,250

TECHNOLOGY - (16.83%)
Application Software (3.55%)
Kenexa Corp.**	7,500	178,575

Communications Equipment (3.04%)
Acme Packet, Inc.**	9,650	152,952

Electronic Components (3.03%)
DTS, Inc.**	8,200	152,766

Software (2.07%)
Saba Software, Inc.**	12,500	104,250

Telecommunications Equipment (5.14%)
Aruba Networks, Inc.**	12,000	170,160
BroadSoft, Inc.**	3,600	88,380

		258,540

TOTAL TECHNOLOGY		847,083

TOTAL COMMON STOCKS (Cost $5,400,336)		5,015,075

MONEY MARKET MUTUAL FUNDS (0.44%)
Fifth Third U.S. Treasury Money Market Fund - Institutional Class (0.01% 7 Day Yield)	22,100	22,100

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $22,100)		22,100

TOTAL INVESTMENTS (100.06%) (Cost $5,422,436)		$5,037,175
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.06%)		(2,879)

NET ASSETS (100.00%)		$5,034,296

** Non Income Producing Security.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for public limited liability corporation.

See Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

July 31, 2012 (Unaudited)

1. ORGANIZATION:

Organization and Nature of Operations — Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Institutional Small-Cap Growth Fund and the Stonebridge Small-Cap Growth Fund, each referred to as a “Series” or a “Fund” of the Trust. Stonebridge Institutional Small-Cap Growth Fund, also referred to as the Institutional Fund, and the Stonebridge Small-Cap Growth Fund, also referred to as the Small-Cap Fund, seek long-term growth of capital, with the production of short-term income as a secondary objective, through investing at least 80% of the Fund’s assets in companies with smaller market capitalizations (defined as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion) and generally investing in companies with strong balance sheets, high/growing return on invested capital, positive free cash flow, and earnings growth in excess of 20%.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Securities listed or traded on a registered securities exchange are valued at the last reported sales price on the day of computation or, if there is not a sale that day, the mean between the closing bid and asked price is used. For securities that are traded on NASDAQ, the NASDAQ Official Closing Price is used. Where market quotations of non-NASDAQ over-the-counter stocks or other securities are readily available, the mean between the bid and asked price is used. Short-term debt securities with maturities of less than 60 days are valued at amortized cost, which generally equals market value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair Value Committee in accordance with the methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, if a security has not been traded for an extended period of time, or if a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates the Funds’ net asset value, the Fair Value Committee will determine the security’s fair value. In making a determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

Fair Value Measurements — In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2-

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3-

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Funds’ investments carried at value:

Institutional Small-Cap Growth Fund (SBSCX)

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$11,195,558	$–	$–	$11,195,558

Total	$11,195,558	$–	$–	$11,195,558

Small-Cap Growth Fund (SBAGX)

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$5,015,075	$–	$–	$5,015,075
Money Market Mutual Funds	22,100	–	–	22,100

Total	$5,037,175	$–	$–	$5,037,175

*For detailed industry descriptions, see the accompanying Statement of Investments.

The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of July 31, 2012. For the period ended July 31, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS:

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, at July 31, 2012 were as follows:

	Stonebridge Institutional Small-Cap Growth Fund	Stonebridge Small-Cap Growth Fund
Gross appreciation (excess of value over tax cost)	$ 356,261	$ 163,146
Gross depreciation (excess of tax cost over value)	(1,466,562)	(655,152)
Net unrealized appreciation	(1,110,301)	(492,006)

Cost of investments for income tax purposes	$ 12,305,859	$ 5,529,181

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive Officer

Date:	September 26, 2012

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer, Principal Financial Officer

Date:	September 26, 2012